OTHER BORROWED FUNDS (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Jan. 20, 2011 TRY	Dec. 31, 2012 Fixed Rate Finansbank I [Member] EUR (€)		Dec. 31, 2012 Fixed Rate Finansbank Ii [Member] EUR (€)		Dec. 31, 2012 Floating Rate Finansbank I [Member] EUR (€)		Dec. 31, 2012 Floating Rate Finansbank Ii [Member] EUR (€)		Dec. 31, 2012 Fixed Rate Finansbank Iii [Member] EUR (€)		Dec. 31, 2012 Fixed Rate Finansbank Iv [Member] EUR (€)		Dec. 31, 2012 Fixed Rate Finansbank V [Member] EUR (€)
Short Term Borrowings Details [Abstract]
Other borrowed funds, facilities with a maturity of one year or less.	$ 2,648,189,000	€ 2,026,659,000		€ 925,971,000
Finansbank's EURO dual tranche term loan facility (signed on November 30, 2011)		211,900,000		210,600,000
Finansbank's USD dual tranche term loan facility (signed on November 30, 2011)	188,000,000		220,500,000
The weighted average interest rate of other borrowed funds.	8.52%	8.52%	2.61%	2.61%
Issuing of bank bonds with maturity of up to 1 year by Finansbank					1,000,000
Maturity of bonds issuing by Finansbank					1
Short Term Debt Instrument [Line Items]
Short Term Debt Issuance Date						September 14, 2012	[1]	September 21, 2012	[1]	November 29, 2012		November 29, 2012	[2]	November 15, 2012	[1]	December 13, 2012	[1]	December 27, 2012	[1]
Short Term Maturity Date						March 2013	[1]	March 2013	[1]	November 2013		November 2013	[2]	May 2013	[1]	June 2013	[1]	April 2013	[1]
Short Term Face Amount						400,000,000	[1]	500,000,000	[1]	211,900,000	[2]	188,000,000	[2]	750,000,000	[1]	650,000,000	[1]	600,000,000	[1]
Short Term Debt Own Held By Group						€ 15,300,000	[1]	€ 2,300,000	[1]	€ 0		€ 0	[2]	€ 12,400,000	[1]	€ 7,200,000	[1]	€ 1,500,000	[1]
Short Term Debt Interest Rate						Fixed rate of 10.00%	[1]	Fixed rate of 9.60%	[1]	Euribor plus 0.7%.		Libor plus 0.7%.	[2]	Fixed rate of 8.30%	[1]	Fixed rate of 7.95%	[1]	Fixed rate of 7.95%	[1]
Short Term Debt Frequency Of Payment						Single payment at maturity including capital amount	[1]	Single payment at maturity including capital amount	[1]	Quarterly		Quarterly	[2]	Single payment at maturity including capital amount	[1]	Single payment at maturity including capital amount	[1]	Single payment at maturity including capital amount	[1]
Short Term Debt Instrument Interest Rate Stated Percentage						10.00%	[1]	9.60%	[1]	0.70%		0.70%	[2]	8.30%	[1]	7.95%	[1]	7.95%	[1]
Short Term Debt Instance Currency						TL	[1]	TL	[1]	EUR		USD	[2]	TL	[1]	TL	[1]	TL	[1]

[1]	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to one year in the domestic market valued up to TL 1,000,000.
[2]	On November 29, 2012, Finansbank amended the dual tranche term loan facility signed on November 30, 2011, based on which the amounts of USD 220.5 million and EUR 210.6 million were amended to USD 188.0 million and EUR 211.9 million, respectively.